September 23, 2005





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:     Vanguard Specialized Funds
        File No. 2-88116

Commissioners:


Enclosed is the 54th Post-Effective Amendment of the registration statement on Form N-1A, for the Vanguard Specialized Funds (the "Trust"). The purpose of this amendment is to add a new series to the Trust. The new series will be known as Vanguard Dividend Achievers Index Fund. The amendment also includes information concerning policies to limit frequent trading and market timing.

Pursuant to the requirements of Rule 485(a)(2), it is hereby requested that this Amendment be declared effective on December 8, 2005. Prior to December 8, 2005, Vanguard will submit a Rule 485(b) filing that responds to SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on December 8, 2005.

     Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esquire